TRANSACTIONS WITH RELATED PARTIES, Group's Key executives' Compensation (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key personnel compensation [Abstract]
Key management personnel compensation	S/ 91,385	S/ 78,404
Director's Compensation [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	8,628	7,387
Remunerations [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	62,258	49,573
Stock Awards [Member]
Key personnel compensation [Abstract]
Key management personnel compensation	S/ 20,499	S/ 21,444